SHARE CAPITAL	12 Months Ended
Sep. 30, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

6. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

On November 10, 2020, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 2.5:1 basis. All common shares, stock options and warrant references in these consolidated financial statements reflect the effect of the share consolidation.

Issued share capital for the year ended September 30, 2022

On April 11, 2022, the Company entered into a scientific advisory board agreement with Karl Deisseroth ("Deisseroth") pursuant to which the Company will pay Deisseroth a monthly fee of US$4,166.66 and issued an aggregate 25,000 common shares (the "Payment Shares") in the capital of the Company at a fair market value of $1.09 per share (total fair market value of $27,250). The Payment Shares will be issued in escrow and released to Deisseroth over a period of four years commencing on March 8, 2023 (see Note 8).

On August 30, 2022, the Company issued 2,858,000 Units of the Company at a price per unit of $1.40 for aggregate gross proceeds of $4,001,200. Each Unit is comprised of one common share and one common share purchase warrant of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $1.76 per share until August 30, 2024. The agent was paid a cash finder's fee $280,084 and expenses of $176,065 and received compensation warrants entitling them to purchase an aggregate of 134,040 Units of the Company at a per unit price of $1.40 for a period of twenty-four months following closing, with the Units having the same terms as the Units sold pursuant to the Offering. An advisor was additionally paid a cash finder's fee of $259,245 and received compensation warrants entitling them to purchase an aggregate of 91,158 Units of the Company at a per unit price of $1.40 for a period of twenty-four months following closing, with the Units having the same terms as the Units sold pursuant to the Offering. The Company incurred additional share issue costs of $84,585 in connection with the offering.

In September 2022, 225,198 compensation warrants were exercised for gross proceeds of $315,277. Upon exercise, $531,000 was reclassified from reserves to share capital.

During the year ended September 30, 2022, 2,649,800 warrants priced at $0.05, $1.76, and $9.46 per unit were exercised for gross proceeds of $1,653,170.

Issued share capital for the year ended September 30, 2021

On November 2, 2020, the Company closed the second tranche of a non-brokered private placement financing through the issuance of 1,629,138 common shares at a price $1.25 per common share for gross proceeds of $2,036,422.

On January 6, 2021, the Company issued 14,799 common shares at a deemed price of $1.25 per share to settle an $18,500 debt owing to a consultant pursuant to a debt settlement agreement entered into by the Company with the consultant.

On February 3, 2021, the 16,000 SWs were deemed to be exercised for SW shares and 16,000 common shares of the Company were issued to the SW holders (see below).

On March 17, 2021, the Company issued 3,419,883 Units at a price per Unit of $7.57 for aggregate gross proceeds of $25,888,514. Each Unit comprised one common share and one-half of one common share purchase warrant of the Company. Each warrant is exercisable to acquire one common share of the Company at an exercise price of $9.46 per share until March 17, 2024, subject to adjustment and acceleration in certain events. If the daily volume weighted average trading price of the common shares on the CSE is equal to or greater than $13.25 per common share for any 10 consecutive trading days, the Company shall have the right to accelerate the expiry date of the warrants to a date that is at least 30 trading days following the date of the Company issuing a press release disclosing such acceleration. The underwriters were paid fees for their services in the amount of $916,317 and received compensation warrants entitling them to purchase an aggregate of 132,666 common shares at a price of $7.57 per common share for a period of thirty-six months following closing. These warrants have an ascribed value of $521,000. On February 17, 2022, the Company received $33,684 in share subscriptions receivable related to this financing.

On April 6, 2021, the Company paid a New York-based company (the "Finder") a contingent cash fee in the amount of $600,000, being 4.5% of $13,333,333 in net equity proceeds received from three investors introduced to the Company by the Finder. The Finder was also entitled to receive compensation warrants allowing it to purchase an aggregate of 8,807 common shares at a price of $7.57 per common share for a period of five years. These warrants were never issued and instead, on September 21, 2021, the Company granted compensation options (see below).

On April 23, 2021, 1,948,000 escrowed share purchase warrants were exercised for $0.05 per share for gross proceeds of $97,400.

On April 28, 2021, the Company issued 63,000 common shares to the University at a deemed price of $5.85 per share. The $368,550 value attributed to these shares has been recognized as a research and development expense in the consolidated statements of comprehensive loss during the year ended September 30, 2021. See Note 8.

Issued share capital for the year ended September 30, 2020

On September 30, 2020, the Company closed the first tranche of a non-brokered private placement financing through the issuance of 623,941 common shares at a price $1.25 per common share for gross proceeds of $779,924.

Special warrants and resulting share issuance

In October 2020, the Company entered into subscription agreements for special warrants (the "SWs") whereby the subscribers subscribed for a total of 18,300 SWs at $1.25 per SW, with the SWs providing that each SW is deemed to be exercised, without payment of any additional consideration and without any further action by the SW holders, for one SW share, subject to adjustment in accordance with the provisions of the SW certificate on the SW exercise date.

On November 2, 2020, the Company issued 18,300 SWs for gross proceeds of $22,875. On January 19, 2021, as a result of a compliance review of the SW offering by the British Columbia Securities Commission, the Company rescinded the issuance of 2,300 SWs and refunded the $2,875 in proceeds received. On February 3, 2021, the $20,000 in escrowed proceeds was released to the Company, the SWs were deemed to be exercised for SW shares and 16,000 common shares of the Company were issued to the SW holders.

Escrowed securities

On January 28, 2021, the Company entered into an escrow agreement under National Policy 46-201 Escrow for Initial Public Offerings (the "Policy") in connection with the listing of common shares of the Company on the CSE, whereby 2,852,800 common shares of the Company and 1,948,000 share purchase warrants (exercised on April 23, 2021), being an aggregate of 4,800,800 securities, were deposited to be held in escrow. As the Company is defined as an emerging issuer under the Policy, the escrowed securities will be released as follows:

   •      480,080 on the date that the Company's shares are listed on the CSE (February 8, 2021); and

   •      720,120 6, 12, 18, 24, 30 and 36 months after the listing date.

Stock options

The Company's stock option plan provides for stock options to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the stock option plan, eligibility, vesting period, terms of the options and the number of options granted are to be determined by the Board of Directors at the time of grant. The stock option plan allows the Board of Directors to issue up to 10% of the Company's outstanding common shares as stock options.

Options granted during the year ended September 30, 2022

On September 6, 2022, the Company granted 80,000 options to a director of the Company. These options have an exercise price of $2.46 per share, expire on September 6, 2027 and vest as follows: 25% on the grant date, 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, and 25% on the third anniversary of the grant date . The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $2.46; ii) share price: $2.40; iii) term: 5 years; iv) volatility: 147.31%; v) discount rate:3.33%; and dividends: nil.

Options granted during the year ended September 30, 2021

On November 17, 2020, the Company granted 467,000 options, to the Chief Financial Officer of the Company, two directors of the Company and seven consultants. These options have an exercise price of $1.25 per share, expire on November 17, 2025 and vest as follows:

•       25,000 options - 100% on the date of grant;

•       14,000 options - 25% on the Company's listing date on the CSE (the "Listing Date"), 25% on the first anniversary of the Listing Date and 50% on the second anniversary of the Listing Date;

•       4,000 options - 50% on the Company's Listing Date and 50% on the six-month anniversary of the Listing Date; and

•       424,000 options - 33% on the first anniversary of the grant date, 33% on the second anniversary of the grant date and 33% on the third anniversary of the grant date.

The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $1.25; ii) share price: $1.25; iii) term: 5 years; iv) volatility: 100%; v) discount rate: 0.43%; and dividends: nil.

On April 28, 2021, the Company granted 240,000 options to three consultants of the Company. These options have an exercise price of $7.60 per share, expire on April 28, 2026 and vest as follows:

•      160,000 options - 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date and 25% on the fourth anniversary of the grant date; and

•      80,000 options - 25% on the six-month anniversary of the grant date, 25% on the first anniversary of the grant date, 25% on the eighteen-month anniversary of the grant date and 25% on the second anniversary of the grant date.

The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $7.60; ii) share price: $5.98; iii) term: 5 years; iv) volatility: 100%; v) discount rate: 0.92%; and dividends: nil.

On June 15, 2021, the Company granted 180,000 options to a director and a consultant of the Company. These options have an exercise price of $7.60 per share, expire on June 15, 2026 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date and 25% on the fourth anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $7.60; ii) share price: $5.55; iii) term: 5 years; iv) volatility: 100%; v) discount rate: 0.84%; and dividends: nil.

On September 21, 2021, the Company granted 8,807 compensation options to a Finder (see above). These options have an exercise price of $7.64 per share, expire on September 21, 2024 and vest as follows: 25% on December 21, 2021, 25% on March 21, 2022, 25% on June 21, 2022 and 25% on September 21, 2022. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $7.64; ii) share price: $7.64; iii) term: 3 years; iv) volatility: 100%; v) discount rate: 0.55%; and dividends: nil.

The following table summarizes the movements in the Company's outstanding stock options for years ended September 30, 2022, 2021 and 2020:

	Number of options	Weighted average exercise price

Balance at September 30, 2019	-	-
Granted	150,000	$1.25
Balance at September 30, 2020	150,000	$1.25
Granted	895,807	$4.29
Cancelled*	(20,000)	$1.25
Balance at September 30, 2021	1,025,807	$3.90
Granted	80,000	$2.46
Forfeited*	(190,000)	$4.59
Balance at September 30, 2022	915,807	$3.64

* On January 21, 2021, the Company cancelled 20,000 options granted to a consultant in error on November 17, 2020. Also, a consultant and a director forfeited their right to exercise 90,000 and 100,000 options respectively.

As at September 30, 2022, the options have a weighted average remaining life of 3.39 years (September 30, 2021 - 4.28).

The following table summarizes the stock options issued and outstanding:

		Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
September 21, 2024	8,807	8,807	$7.64	1.98
July 23, 2025	150,000	150,000	$1.25	2.81
November 17, 2025	357,000	122,333	$1.25	3.13
April 28, 2026 *	240,000	80,000	$7.60	3.58
June 15, 2026	80,000	20,000	$7.60	3.71
September 6, 2027	80,000	20,000	$2.46	4.94

* On December 1, 2022, the Company and a consultant mutually agreed to cancel 80,000 options (see Note 13).

Restricted share unit plan

The Company's restricted share unit ("RSU") plan provides RSUs to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the RSU plan, eligibility, vesting period, terms of the RSUs and the number of RSUs granted are to be determined by the Board of Directors at the time of the grant. The RSU plan allows the Board of Directors to issue common shares of the company as equity settled RSUs, provided that, when combined, the maximum number of common shares reserved for issuance under all share-based compensation arrangements of the Company does not exceed 10% of the Company's outstanding common shares.

On February 4, 2022 and February 11, 2022, the Company issued 25,000 RSUs and 35,000 RSUs, respectively. These RSUs vest on an annual basis over a period of four years commencing on February 1, 2023. The estimated fair value of these RSUs is $181,250 and will be recognized as an expense over the vesting period of the RSUs.

On April 27, 2022, the Company issued 100,000 RSUs to a director of the Company and these RSU's vest as follows: 25% on the date of grant and 25% each on April 27, 2024, 2025 and 2026. The estimated fair value of these RSUs is $127,000 and will be recognized as an expense over the vesting period of the RSUs.

The following table summarizes the movements in the Company's outstanding RSUs for the years ended September 30, 2022 and 2021:

	Equity settled	Cash settled	Total	Weighted average exercise price
Balance at September 30, 2021 and 2020	380,000	-	380,000	$1.25
Granted	160,000	-	160,000	$5.91
Balance at September 30, 2022	540,000	-	540,000	$2.63

As at September 30, 2022, the RSUs have a weighted average remaining life of 3.38 years (September 30, 2021 - 3.91 years).

The following table summarizes the RSUs issued and outstanding:

		RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Exercise price	Remaining life (Years)
July 23, 2025	150,000	75,000	$1.25	2.81
September 18, 2025	230,000	115,000	$1.25	2.97
February 1, 2027	25,000	-	$3.05	4.34
February 1, 2027	35,000	-	$3.00	4.34
April 27, 2027	100,000	25,000	$7.64	4.58

Share-based compensation expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	For the year ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Stock options	643,911	643,963	138,000
Restricted share units - equity settled grants	231,145	236,652	23,300
Total equity settled share-based compensation expense	875,056	880,615	161,300
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	875,056	880,615	161,300

Share-based compensation expense is included in the consolidated statements of comprehensive loss as follows:

	For the years ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Consulting fees	3,858	8,045	-
Directors' compensation	99,438	136,612	-
Marketing, advertising and investor relations	-	3,696	-
Professional fees	-	23,126	-
Research and development	771,760	709,136	161,300
Total share-based compensation expense	875,056	880,615	161,300

Warrants

The following table summarizes the movements in the Company's outstanding warrants for the years ended September 30, 2022 and 2021:

	Number of warrants	Weighted average exercise price
Balance at September 30, 2020	4,079,600	$0.05
Issued*	1,709,938	9.46
Issued - broker	132,666	7.57
Exercised	(1,948,000)	0.05
Balance at September 30, 2021	3,974,204	4.35
Issued	3,083,198	1.76
Issued - compensation warrants	225,198	1.40
Exercised	(2,874,998)	0.68
Balance at September 30, 2022	4,407,602	$4.78

*On November 2, 2020, the Directors of the Company reduced the exercise price of the outstanding warrants from $0.125 to $0.05 effective July 11, 2020.

On March 17, 2021, the Company issued 132,666 compensation warrants to underwriters. The fair value of these share purchase warrants of $521,000 was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $7.57; ii) share price: $6.65; iii) term: 3 years; iv) volatility: 100%; v) discount rate: 0.35%; and dividends: nil. The fair value of these broker warrants was recorded as a reduction against share capital.

On August 30, 2022, the Company granted 225,198 compensation warrants at an exercise price of $1.40 per compensation warrant expiring on August 30, 2024. Each compensation warrant comprises the one Unit under the same terms of the offering which closed on August 30, 2022. The fair value of these compensation warrants of $315,000 was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $1.40; ii) share price: $2.93; iii) term: 2 years; iv) volatility: 147.31%; v) discount rate:3.63%; and dividends: nil.

As at September 30, 2022, the warrants have a weighted average remaining life of 1.72 (September 30, 2021 - 2.66) years.

The following table summarizes the warrants issued and outstanding:

	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
July 30, 2024 (1)	314,800	$0.05	1.83
March 17, 2024	1,697,438	$9.46	1.46
March 17, 2024	132,666	$7.57	1.46
August 30, 2024	2,037,500	$1.76	1.92
August 30, 2024	134,040	$1.76	1.92
August 30, 2024	91,158	$1.76	1.92

(1) On June 15, 2021, the Company entered into warrant exercise agreements with the two warrant holders, whereby the warrant holders authorized the Company to issue only such number of common shares (or other class of voting securities of the Company, if applicable) as will result in the warrant holders and any other person (as defined) holding less than the threshold number of 4.99% (as defined) of any class of voting securities of the Company as of the date of exercise or conversion of the warrants.